DEBT - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of long-term debt:
Total long-term and short-term debt		$ 2,410,847	$ 1,977,198
Less: current portion of long-term debt and short-term debt		(1,384,933)	(451,454)
Long-term debt		1,025,914	1,525,744
Repayments of long-term debt:
2018		1,393,229
2019		133,836
2020		196,253
2021		35,461
2022		414,887
2023 and thereafter		261,234
Total debt (gross)		2,434,900	2,003,506
Deferred finance charges		(24,053)	(26,308)
Total debt		2,410,847	1,977,198
Current portion		1,393,229
Secured Debt | FLNG Hilli facility
Repayments of long-term debt:
Total debt (gross)		525,000	250,000
Scenario, Forecast | Secured Debt | FLNG Hilli facility
Repayments of long-term debt:
Current maturities	$ 525,000
Variable Interest Entity, Primary Beneficiary
Components of long-term debt:
Less: current portion of long-term debt and short-term debt		(15,650)	$ (21,532)
Repayments of long-term debt:
2018		834,004
2019		15,650
2020		15,650
2021		15,650
2022		15,650
2023 and thereafter		191,800
Total debt (gross)		1,088,404
Deferred finance charges		(2,049)
Total debt		1,086,355
Current portion		834,004
Golar
Repayments of long-term debt:
2018		559,225
2019		118,186
2020		180,603
2021		19,811
2022		399,237
2023 and thereafter		69,434
Total debt (gross)		1,346,496
Deferred finance charges		(22,004)
Total debt		1,324,492
Current portion		$ 559,225